Subsequent Events	6 Months Ended	9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Subsequent Events
Subsequent Events
15. Subsequent Events
The Company has evaluated events and transactions occurring subsequent to December 31, 2024 through February 24, 2025, the date at which the consolidated financial statements were available to be issued.

Option Grants
In January 2025, the Company granted options for the purchase of an aggregate of 5,566,787 shares of common stock to employees and directors at an exercise price of $6.03 per share.
Vancouver Lease
On February 12, 2025, the Company entered into a lease agreement with Spire VA Limited Partnership (“Vancouver Lease”) for office space located in Vancouver, Canada. The lease commencement date is October 1, 2025 with an initial term of five years. The total lease payment is expected to be $1.7 million over the initial lease term.

17. Subsequent Events
The Company has evaluated events occurring subsequent to September 30, 2025 through the date the condensed consolidated financial statements were issued to ensure that the condensed consolidated financial statements include appropriate disclosure of events both recognized as of September 30, 2025, and events which occurred subsequently but not recognized in the condensed consolidated financial statements. No subsequent events have occurred that require disclosure, except as disclosed elsewhere in the condensed consolidated financial statements and below.
Private Placement
On October 6, 2025, the Company entered into a Securities Purchase Agreement (the “
Purchase Agreement
”) for a private placement with certain investors (the “Purchasers”). Pursuant to the P urchase
A
greement
, the Purchasers purchased, for an aggregate purchase price
of $135 million resulting in net proceeds of approximately $126.7 million, (i) an aggregate of 13,368,164 shares (the “Common Shares”) of the Company’s common stock, at a price per share of $9.14, and
(ii) pre-funded
warrants (the
“Pre-Funded
Warrants”) to purchase an aggregate of 1,402,092 shares of the Company’s common stock at a purchase price of $9.1399 per
Pre-Funded
Warrant, which represents the per share purchase price of the Common Shares less the $0.0001 per share exercise price for each
Pre-Funded
Warrant. The
Pre-Funded
Warrants are exercisable at any time after the date of issuance. A holder of
Pre-Funded
Warrants may not exercise the warrant if the holder, together with its affiliates, would beneficially own more than 4.99% or 9.99%, as applicable, of the number of shares of the Company’s common stock outstanding immediately after giving effect to such exercise. A holder of
Pre-Funded
Warrants may increase or decrease this percentage to a percentage not in excess of 19.99% by providing at least 61 days’ prior notice to the Company.
JADE201 License Agreement
On October 3, 2025, the Company and Paragon, entered into a license agreement (the “JADE201 License Agreement”), pursuant to which Paragon granted the Company a royalty-bearing, world-wide, exclusive license to develop, manufacture, commercialize or otherwise exploit certain antibodies and products targeting
BAFF-R
in the field of prophylaxis, palliation, treatment and diagnosis of human disease and disorders in all therapeutic areas (the “Field”). Additional details are included within footnote 11.